Leases and Commitments - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023	Apr. 28, 2023	Jan. 01, 2022
Leases and Commitments
minimum lease commitments related to month-to-month lease arrangements	$ 0		$ 0
Operating lease right of use assets	315,765		205,976	$ 82,000
Operating lease liabilities	280,202		181,034	$ 83,000
Short-term operating lease liabilities	177,795		139,056
Long-term operating lease liabilities	102,407		41,978
Rent deposit	55,981	$ 100,425	54,826
Purchase obligation	$ 207,620		$ 162,000
Financial liability term	30 months
Period from the receipt and activation of the mobile hardware	30 days
Short-term financial liability	$ 119,000
Long-term financial liability	89,000
Cumulative Effect, Period of Adoption, Adjustment
Leases and Commitments
Operating lease right of use assets	323				$ 323,000
Operating lease liabilities					303,000
Short-term operating lease liabilities					162,000
Long-term operating lease liabilities					141,000
Rent deposit					$ 20,000
ASU 2016-02
Leases and Commitments
Operating lease liabilities	$ 302
Rent expense		$ 594,000
Minimum
Leases and Commitments
Remaining lease term	1 year		1 year
Maximum
Leases and Commitments
Remaining lease term	4 years		3 years